INCOME TAX (Details) - Pelican Holdco Inc [Member]	1 Months Ended
Sep. 30, 2025 USD ($)
Deferred start-up and organizational expenditures	$ (99)
Total deferred tax assets, net	(99)
Valuation allowance	99
Deferred tax assets, net of valuation allowance
Current Federal Tax Expense (Benefit)	$ 99
Income tax benefit at federal statutory rate	21.00%
Current State and Local Tax Expense (Benefit)
Change in valuation allowance	$ (99)
Change in valuation allowance	21.00%
Permanent differences
Total income tax provision (benefit)
Total income tax provision (benefit) Percentage	0.00%